Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Treasury Stock	Additional Paid-in Capital	Retained earnings	Accumulated other comprehensive income	Total Noah Holdings Limited shareholders' equity	Noncontrolling Interest
Balance at Dec. 31, 2011	$ 161,019,723	$ 13,981		$ 118,905,004	$ 38,387,488	$ 3,713,250	$ 161,019,723
Balance (in shares) at Dec. 31, 2011		27,962,586
Net income	22,909,166				22,826,454		22,826,454	82,712
Cash dividend paid	(7,856,908)				(7,856,908)		(7,856,908)
Share-based compensation	3,998,548			3,998,548			3,998,548
Vesting of restricted shares (in shares)		241,248
Vesting of restricted shares	87,187	121		87,066			87,187
Issuance of ordinary shares upon exercise of options (in shares)	75,694	75,694
Issuance of ordinary shares upon exercise of options	320,382	38		320,344			320,382
Repurchase of ordinary shares (in shares)			(845,139)
Repurchase of ordinary shares	(8,520,763)		(8,520,763)				(8,520,763)
Other comprehensive income-Foreign currency translation adjustments	1,370,387
Other comprehensive income	1,370,387					1,336,728	1,336,728	33,659
Non-controlling interest capital injection	2,178,103							2,178,103
Balance at Dec. 31, 2012	175,505,825	14,140	(8,520,763)	123,310,962	53,357,034	5,049,978	173,211,351	2,294,474
Balance (in shares) at Dec. 31, 2012		28,279,528	(845,139)
Net income	53,038,038				51,435,171		51,435,171	1,602,867
Cash dividend paid	(7,673,585)				(7,673,585)		(7,673,585)
Share-based compensation	5,245,947			5,245,947			5,245,947
Vesting of restricted shares (in shares)		283,340
Vesting of restricted shares		141		(141)
Issuance of ordinary shares upon exercise of options (in shares)	153,014	153,014
Issuance of ordinary shares upon exercise of options	1,130,401	77		1,130,324			1,130,401
Repurchase of ordinary shares (in shares)			(222,677)
Repurchase of ordinary shares	(3,155,192)		(3,155,192)				(3,155,192)
Other comprehensive income-Foreign currency translation adjustments	4,508,372
Other comprehensive income	4,508,372					4,231,071	4,231,071	277,301
Non-controlling interest capital injection	6,595,147							6,595,147
Balance at Dec. 31, 2013	235,194,953	14,358	(11,675,955)	129,687,092	97,118,620	9,281,049	224,425,164	10,769,789
Balance (in shares) at Dec. 31, 2013		28,715,882	(1,067,816)
Net income	75,212,582				72,406,504		72,406,504	2,806,078
Cash dividend paid	(263,114)							(263,114)
Share-based compensation	5,298,729			5,298,729			5,298,729
Vesting of restricted shares (in shares)		278,779
Vesting of restricted shares		139		(139)
Issuance of ordinary shares upon exercise of options (in shares)	128,457	128,457
Issuance of ordinary shares upon exercise of options	654,774	64		654,710			654,774
Repurchase of ordinary shares (in shares)	1,067,816
Other comprehensive income-Foreign currency translation adjustments	(5,163,862)					(4,585,232)	(4,585,232)	(578,630)
Other comprehensive income-change in fair value of available-for-sale investments	832,372					832,372	832,372
Other comprehensive income	(4,741,538)
Other comprehensive income-realized gains on the available-for-sale investments	(410,048)					(410,048)	(410,048)
Non-controlling interest capital injection	1,294,198							1,294,198
Balance at Dec. 31, 2014	$ 312,650,584	$ 14,561	$ (11,675,955)	$ 135,640,392	$ 169,525,124	$ 5,118,141	$ 298,622,263	$ 14,028,321
Balance (in shares) at Dec. 31, 2014		29,123,118	(1,067,816)